New and revised standards and interpretations issued but not yet effective	12 Months Ended
Oct. 31, 2020
New And Revised Standards And Interpretations Issued But Not Yet Effective [Abstract]
New and revised standards and interpretations issued but not yet effective [Text Block]

6.  New and revised standards and interpretations issued but not yet effective

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2020. Many are not applicable or do not have a significant impact to the Company and have been excluded. The following have not yet been adopted and are being evaluated to determine their impact on the Company.

(a)  IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

IAS 1 and IAS 8 were amended in October 2018 to refine the definition of materiality and clarify its characteristics. The revised definition focuses on the idea that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2020, with earlier adoption permitted. The Company will adopt this interpretation as of its effective date. The Company has performed a preliminary analysis and has not assessed any significant impacts as a result of the adoption of these amendments.